UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (10.2%)

International Banks (10.2%)
Bank of Montreal,
0.53%, 8/22/16	$40,000	$40,000
0.56%, 8/26/16	50,000	50,000
0.69%, 10/5/16	22,000	22,000
Bank of Nova Scotia
0.60%, 9/29/16	25,000	25,000
Credit Industriel et Commercial
0.39%, 8/2/16	40,000	40,000
Landesbank Hessen-Thueringen
0.63%, 9/7/16	30,000	30,000
Mizuho Bank Ltd.,
0.53%, 8/12/16	27,000	27,000
0.75%, 8/26/16	50,000	49,974
Oversea-Chinese Banking Corp. Ltd.
0.55%, 9/13/16	40,000	40,000
Sumitomo Mitsui Trust Bank Ltd.
0.42%, 8/5/16	80,000	80,000
Total Certificates of Deposit (Cost $403,974)		403,974

Commercial Paper (a) (17.6%)

Automobiles (1.2%)
American Honda Finance Corp.,
0.42%, 8/8/16	9,000	9,000
0.52%, 8/18/16	40,000	39,990
		48,990
Domestic Banks (2.2%)
ING US Funding LLC,
0.70%, 9/9/16	50,000	49,962
0.71%, 9/2/16	35,000	34,978
		84,940
International Banks (14.2%)
ANZ New Zealand International Ltd.
0.75%, 8/30/16	50,000	49,970
Commonwealth Bank of Australia,
0.42%, 8/16/16	35,000	34,994
0.61%, 9/21/16	35,000	34,970
DBS Bank Ltd.,
0.51%, 8/2/16	10,000	10,000
0.64%, 8/31/16 (b)	40,000	39,979
0.71%, 10/12/16	25,000	24,964
Macquarie Bank Ltd.,
0.55%, 8/9/16 – 8/15/16	75,000	74,989
Mizuho Bank Ltd.,
0.46%, 8/8/16	45,000	44,995
Sumitomo Mitsui Trust Bank Ltd.
0.46%, 8/8/16	22,000	21,998
United Overseas Bank Ltd.,
0.43%, 8/11/16 – 8/17/16	70,000	69,988
0.73%, 8/26/16 – 8/30/16	155,000	154,914
		561,761
Total Commercial Paper (Cost $695,691)		695,691

Corporate Bond (0.5%)

International Bank (0.5%)
Macquarie Bank Ltd.
2.00%, 8/15/16 (b) (Cost $19,409)	19,400	19,409

Floating Rate Notes (10.0%)

Automobiles (0.8%)
Toyota Motor Credit Corp.
0.63%, 10/4/16	30,000	30,000

Domestic Banks (2.0%)
Citibank NA
0.64%, 9/26/16	75,000	75,000
Wells Fargo Bank NA
0.77%, 9/22/16	5,000	5,001
		80,001
International Banks (7.2%)
Commonwealth Bank of Australia
0.83%, 8/11/16 (b)	5,000	5,000
Credit Suisse
0.77%, 8/9/16	45,000	45,000
Erste Abwicklungsanstalt,
0.62%, 10/3/16 – 10/11/16 (b)	40,000	40,000
Sumitomo Mitsui Banking Corp.,
0.71%, 8/29/16 – 8/31/16	45,000	45,000
0.72%, 8/8/16	55,000	55,000
Sumitomo Mitsui Trust Bank Ltd.
0.71%, 8/31/16	55,000	55,000
Svenska Handelsbanken AB
0.81%, 8/17/16	10,000	10,001
Toronto-Dominion Bank (The)
1.12%, 9/9/16 (c)	24,215	24,227
Westpac Banking Corp.
0.78%, 8/8/16	7,000	7,001
		286,229
Total Floating Rate Notes (Cost $396,230)		396,230

Repurchase Agreements (52.8%)
ABN Amro Securities LLC, (Interest in $1,450,000 joint repurchase agreement, 0.38% dated 7/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,046 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 6/20/66; valued at $1,492,658)	295,000	295,000
ABN Amro Securities LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $40,001; fully collateralized by various Corporate Bonds, 0.88% - 7.11% due 9/15/16 - 5/15/46 and U.S. Government agency securities, 2.71% - 5.50% due 5/1/26 - 8/1/46; valued at $41,834)	40,000	40,000
Bank of Montreal, (0.40%, dated 7/29/16, due 8/1/16; proceeds $15,001; fully collateralized by various Corporate Bonds, 0.91% - 8.88% due 9/15/16 - 5/16/24; valued at $15,751)	15,000	15,000
Bank of Montreal, (0.50%, dated 7/18/16, due 8/18/16; proceeds $50,022; fully collateralized by various Corporate Bonds, 0.91% - 8.88% due 11/14/16 - 3/1/35; valued at $52,529) (Demand 8/5/16)	50,000	50,000

Bank of Montreal, (0.62%, dated 5/18/16, due 8/18/16; proceeds $10,016; fully collateralized by various Corporate Bonds, 6.00% - 8.88% due 10/1/17 - 4/26/23; valued at $10,540) (Demand 8/5/16)	10,000	10,000
BNP Paribas Securities Corp., (Interest in $700,000 joint repurchase agreement, 0.36% dated 7/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $700,021 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/65; valued at $720,740)	175,000	175,000
BNP Paribas Securities Corp., (0.41%, dated 7/29/16, due 8/1/16; proceeds $60,002; fully collateralized by various Corporate Bonds, 1.65% - 6.75% due 12/28/17 - 5/18/46; valued at $62,980)	60,000	60,000
Citigroup Global Markets, Inc., (0.45%, dated 7/29/16, due 8/1/16; proceeds $20,001; fully collateralized by various Common Stocks; valued at $21,000)	20,000	20,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.35% dated 7/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,041 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/20/66; valued at $1,439,469)	150,000	150,000
Credit Suisse Securities USA, (1.05%, dated 5/17/16, due 9/9/16; proceeds $60,202; fully collateralized by various Corporate Bonds, 0.00% - 8.02% due 8/10/22 - 11/15/40; valued at $63,590) (Demand 8/17/16)	60,000	60,000
Deutsche Bank Securities, Inc., (0.39%, dated 7/29/16, due 8/1/16; proceeds $75,002; fully collateralized by various U.S. Government obligations, 1.50% - 3.00% due 5/31/20 - 11/15/45; valued at $76,526)	75,000	75,000
HSBC Securities USA, Inc., (0.40%, dated 7/29/16, due 8/1/16; proceeds $45,002; fully collateralized by various Corporate Bonds, 0.00% - 4.80% due 8/8/23 - 7/15/46 (d); valued at $47,254)	45,000	45,000
HSBC Securities USA, Inc., (0.50%, dated 7/29/16, due 8/1/16; proceeds $65,003; fully collateralized by various Corporate Bonds, 5.75% - 10.88% due 8/15/18 - 10/15/25; valued at $68,901)	65,000	65,000
ING Financial Markets LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $20,001; fully collateralized by various Corporate Bonds, 1.38% - 5.63% due 9/15/16 - 6/15/22; valued at $21,004)	20,000	20,000
ING Financial Markets LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $25,001; fully collateralized by various Corporate Bonds, 1.85% - 7.63% due 5/5/17 - 1/22/44; valued at $26,252)	25,000	25,000
ING Financial Markets LLC, (0.53%, dated 7/29/16, due 8/1/16; proceeds $25,001; fully collateralized by various Corporate Bonds, 3.50% - 10.13% due 4/15/18 - 5/1/34; valued at $26,502)	25,000	25,000
JP Morgan Clearing Corp., (0.63%, dated 7/27/16, due 8/26/16; proceeds $100,053; fully collateralized by various Common Stocks and a Corporate Bond, 0.00% due 3/15/21; valued at $106,443) (Demand 8/5/16)	100,000	100,000
JP Morgan Clearing Corp., (0.79%, dated 4/15/16, due 9/21/16; proceeds $30,104; fully collateralized by various Common Stocks, a Convertible Bond, 0.00% due 9/15/32 and Corporate Bonds, 0.00% due 8/1/18 - 9/15/25 (d); valued at $31,708) (Demand 8/22/16)	30,000	30,000
JP Morgan Clearing Corp., (0.88%, dated 2/8/16, due 8/8/16; proceeds $5,022; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 11/15/21 - 9/30/43; valued at $5,081)	5,000	5,000

JP Morgan Clearing Corp., (0.98%, dated 2/8/16, due 8/8/16; proceeds $10,050; fully collateralized by various Corporate Bonds, 0.00% due 3/1/19 - 3/15/32; valued at $10,203)	10,000	10,000
JP Morgan Clearing Corp., (0.98%, dated 2/8/16, due 8/8/16; proceeds $10,050; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 11/15/16 - 6/1/36; valued at $10,220)	10,000	10,000
Merrill Lynch Pierce Fenner & Smith, (0.84%, dated 4/4/16, due 8/8/16; proceeds $30,088; fully collateralized by various Common Stocks; valued at $31,500) (Demand 8/1/16)	30,000	30,000
Natixis, (Interest in $1,500,000 joint repurchase agreement, 0.37% dated 7/29/16 under which Natixis, will repurchase the securities provided as collateral for $1,500,046 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/46; valued at $1,539,321)	200,000	200,000
Scotia Capital USA, Inc., (0.50%, dated 7/29/16, due 8/1/16; proceeds $100,004; fully collateralized by various Corporate Bonds, 3.63% - 12.25% due 8/15/16 - 6/1/20; valued at $106,017)	100,000	100,000
SG Americas Securities, (0.52%, dated 7/29/16, due 8/1/16; proceeds $18,501; fully collateralized by various Corporate Bonds, 4.50% - 10.00% due 6/15/21 - 7/1/44; valued at $19,554)	18,500	18,500
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.36% dated 7/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,014 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/45; valued at $463,929)	50,000	50,000
Wells Fargo Securities LLC, (0.32%, dated 7/28/16, due 8/4/16; proceeds $50,003; fully collateralized by a U.S. Government agency security, 3.50% due 3/1/31; valued at $51,532)	50,000	50,000
Wells Fargo Securities LLC, (Interest in $750,000 joint repurchase agreement, 0.36% dated 7/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,023 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/1/46; valued at $772,247)	200,000	200,000
Wells Fargo Securities LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $20,001; fully collateralized by various Corporate Bonds, 3.40% - 6.88% due 4/1/18 - 5/15/45; valued at $21,000)	20,000	20,000
Wells Fargo Securities LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $20,001; fully collateralized by various Corporate Bonds, 4.25% - 6.13% due 2/1/20 - 12/1/45; valued at $21,039)	20,000	20,000
Wells Fargo Securities LLC, (0.45%, dated 7/29/16, due 8/1/16; proceeds $25,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $26,250)	25,000	25,000
Wells Fargo Securities LLC, (0.45%, dated 7/29/16, due 8/1/16; proceeds $25,001; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000
Wells Fargo Securities LLC, (0.45%, dated 7/29/16, due 8/1/16; proceeds $40,002; fully collateralized by various Common Stocks; valued at $42,000)	40,000	40,000
Wells Fargo Securities LLC, (0.93%, dated 6/1/16, due 8/30/16; proceeds $25,058; fully collateralized by various Corporate Bonds, 3.25% - 10.00% due 12/1/16 - 1/15/25; valued at $26,543)	25,000	25,000
Total Repurchase Agreements (Cost $2,088,500)		2,088,500

Time Deposits (9.4%)

International Banks (9.4%)
Credit Agricole CIB Grand Cayman
0.31%, 8/1/16	190,000	190,000
National Australia Bank Ltd.
0.28%, 8/1/16	180,000	180,000
Total Time Deposits (Cost $370,000)		370,000
Total Investments (100.5%) (Cost $3,973,804) (e)(f)		3,973,804
Liabilities in Excess of Other Assets (-0.5%)		(18,961)
Net Assets (100.0%)		$3,954,843

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security is subject to delayed delivery.
(d)

Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2016.

(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	52.5%
Commercial Paper	17.5
Certificates of Deposit	10.2
Floating Rate Notes	10.0
Time Deposits	9.3
Other*	0.5
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

	Face
	Amount	Value
	(000)	(000)

Certificates of Deposit (11.3%)

Domestic Banks (2.5%)
Bank of America NA
0.64%, 10/6/16	$100,000	$100,000
Branch Banking & Trust Co.,
0.38%, 8/3/16	50,000	50,000
0.61%, 8/30/16	100,000	100,000
Citibank NA
0.70%, 10/3/16	150,000	150,000
		400,000
International Banks (8.8%)
Bank of Montreal,
0.53%, 8/22/16	210,000	210,000
0.56%, 8/26/16	250,000	250,000
0.69%, 10/5/16	50,000	50,000
Bank of Nova Scotia
0.60%, 9/29/16	75,000	75,000
Credit Industriel et Commercial
0.39%, 8/2/16	160,000	160,000
Landesbank Hessen-Thueringen
0.63%, 9/7/16	170,000	170,000
Mizuho Bank Ltd.
0.53%, 8/12/16	146,000	146,000
Oversea-Chinese Banking Corp. Ltd.
0.55%, 9/13/16	160,000	160,000
Swedbank AB
0.37%, 8/2/16	150,000	150,000
		1,371,000
Total Certificates of Deposit (Cost $1,771,000)		1,771,000

Commercial Paper (a) (22.7%)

Automobiles (1.6%)
American Honda Finance Corp.,
0.42%, 8/8/16	34,440	34,437
0.52%, 8/18/16	185,000	184,955
0.54%, 8/23/16	35,000	34,988
		254,380
Domestic Banks (2.2%)
ING US Funding LLC,
0.70%, 9/9/16	150,000	149,886
0.71%, 9/1/16	202,000	201,877
		351,763
International Banks (18.9%)
ABN Amro Funding USA LLC
0.66%, 8/30/16	42,000	41,978
Commonwealth Bank of Australia,
0.42%, 8/16/16	137,000	136,976
0.61%, 9/21/16	160,000	159,863
Credit Agricole Corporate and Investment Bank
0.31%, 8/1/16	350,000	350,000
DBS Bank Ltd.,

0.51%, 8/2/16	50,000	49,999
0.64%, 8/31/16 (b)	160,000	159,915
0.71%, 10/11/16 (b)	45,000	44,937
0.71%, 10/12/16	125,600	125,422
Macquarie Bank Ltd.,
0.55%, 8/9/16 – 8/15/16	310,000	309,951
Mizuho Bank Ltd.,
0.46%, 8/8/16	100,000	99,991
Natixis SA
0.30%, 8/1/16	350,000	350,000
Sumitomo Mitsui Trust Bank Ltd.,
0.50%, 8/8/16	176,000	175,983
0.76%, 10/3/16	110,000	109,854
United Overseas Bank Ltd.,
0.43%, 8/11/16 – 8/17/16	160,000	159,975
0.73%, 8/26/16 – 8/30/16	445,000	444,753
0.74%, 8/8/16	225,000	224,968
		2,944,565
Total Commercial Paper (Cost $3,550,708)		3,550,708

Floating Rate Notes (16.2%)

Automobiles (0.9%)
Toyota Motor Credit Corp.
0.63%, 8/5/16	140,000	140,000

Domestic Banks (2.0%)
Citibank NA
0.64%, 8/26/16	300,000	300,000
Wells Fargo Bank NA
0.77%, 8/22/16	15,000	15,002
		315,002
International Banks (13.3%)
Bank of Montreal
0.72%, 8/12/16	15,000	15,001
Commonwealth Bank of Australia
0.83%, 8/11/16 (b)	20,000	20,001
Credit Suisse
0.77%, 8/9/16	310,000	310,000
Erste Abwicklungsanstalt,
0.62%, 10/3/16 – 10/11/16(b)	210,000	210,000
0.64%, 9/27/16 (b)	150,000	150,000
Mizuho Bank Ltd.
0.72%, 10/6/16	155,000	155,000
Sumitomo Mitsui Banking Corp.,
0.71%, 8/29/16 – 8/31/16	650,000	650,000
0.72%, 8/8/16	210,000	210,000
Sumitomo Mitsui Trust Bank Ltd.,
0.72%, 8/31/16	235,000	235,000
Svenska Handelsbanken AB
0.81%, 8/17/16	40,000	40,005
Westpac Banking Corp.,
0.78%, 8/8/16	26,000	26,002
0.82%, 10/3/16	50,000	50,017
		2,071,026
Total Floating Rate Notes (Cost $2,526,028)		2,526,028

Repurchase Agreements (45.6%)
ABN Amro Securities LLC, (Interest in $1,450,000 joint repurchase agreement, 0.38% dated 7/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,046 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 6/20/66; valued at $1,492,658)	455,000	455,000
ABN Amro Securities LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $232,008; fully collateralized by various Corporate Bonds, 0.88% - 9.63% due 8/1/16 - 7/30/46, U.S. Government obligations, 0.00% - 0.88% due 9/1/16 - 3/31/18 and U.S. Government agency securities, 1.94% - 7.50% due 1/1/18 - 8/1/46; valued at $242,629)	232,000	232,000
Bank of Montreal, (0.40%, dated 7/29/16, due 8/1/16; proceeds $30,001; fully collateralized by various Corporate Bonds, 0.91% - 8.88% due 9/21/16 - 3/1/35; valued at $31,537)	30,000	30,000
Bank of Montreal, (0.50%, dated 7/18/16, due 8/18/16; proceeds $200,086; fully collateralized by various Corporate Bonds, 0.97% - 7.50% due 9/15/16 - 3/1/35; valued at $210,011) (Demand 8/5/16)	200,000	200,000
Bank of Montreal, (0.62%, dated 5/18/16, due 8/18/16; proceeds $20,032; fully collateralized by various Corporate Bonds, 0.91% - 8.88% due 9/15/16 - 3/1/35; valued at $21,001) (Demand 8/5/16)	20,000	20,000
Bank of Montreal, (0.63%, dated 6/8/16, due 9/8/16; proceeds $10,016; fully collateralized by various Corporate Bonds, 0.91% - 7.50% due 7/14/17 - 3/1/35; valued at $10,500) (Demand 8/5/16)	10,000	10,000
Bank of Nova Scotia, (0.33%, dated 6/17/16, due 8/12/16; proceeds $175,090; fully collateralized by various U.S. Government agency securities, 2.17% - 5.00% due 11/1/25 - 3/1/46; valued at $180,269) (Demand 8/5/16)	175,000	175,000
BNP Paribas Securities Corp., (Interest in $700,000 joint repurchase agreement, 0.36% dated 7/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $700,021 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/65; valued at $720,740)	227,350	227,350
BNP Paribas Securities Corp., (0.41%, dated 7/29/16, due 8/1/16; proceeds $230,008; fully collateralized by various Corporate Bonds, 1.35% - 11.00% due 1/16/18 - 5/15/87 (c); valued at $241,448)	230,000	230,000
Citigroup Global Markets, Inc., (0.45%, dated 7/29/16, due 8/1/16; proceeds $80,003; fully collateralized by various Common Stocks; valued at $84,000)	80,000	80,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.35% dated 7/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,041 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/20/66; valued at $1,439,469)	250,000	250,000
Credit Suisse Securities USA, (1.05%, dated 5/17/16, due 9/9/16; proceeds $120,403; fully collateralized by various Corporate Bonds, 2.24% - 8.88% due 9/1/17 - 11/1/43 (c); valued at $127,197) (Demand 8/17/16)	120,000	120,000
Deutsche Bank Securities, Inc., (0.38%, dated 7/29/16, due 8/1/16; proceeds $250,008; fully collateralized by various U.S. Government obligations, 0.00% - 2.88% due 8/18/16 - 5/15/43; valued at $255,234)	250,000	250,000
HSBC Securities USA, Inc., (0.40%, dated 7/29/16, due 8/1/16; proceeds $155,005; fully collateralized by various Corporate Bonds, 1.25% - 8.75% due 9/1/16 - 10/15/54; valued at $162,751)	155,000	155,000

HSBC Securities USA, Inc., (0.50%, dated 7/29/16, due 8/1/16; proceeds $25,001; fully collateralized by various Corporate Bonds, 5.13% - 9.75% due 12/1/17 - 2/15/24; valued at $26,500)	25,000	25,000
HSBC Securities USA, Inc., (0.50%, dated 7/29/16, due 8/1/16; proceeds $225,009; fully collateralized by various Corporate Bonds, 5.38% - 11.63% due 8/15/18 - 7/15/25 and a Convertible Bond, 5.00% due 11/15/19; valued at $238,502)	225,000	225,000
ING Financial Markets LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $93,003; fully collateralized by various Corporate Bonds, 1.05% - 6.15% due 10/18/16 - 1/22/44; valued at $97,652)	93,000	93,000
ING Financial Markets LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $100,003; fully collateralized by various Corporate Bonds, 1.63% - 6.70% due 9/3/19 - 4/29/43; valued at $105,004)	100,000	100,000
ING Financial Markets LLC, (0.53%, dated 7/29/16, due 8/1/16; proceeds $110,005; fully collateralized by various Corporate Bonds, 5.88% - 10.75% due 12/1/17 - 3/15/29; valued at $116,604)	110,000	110,000
JP Morgan Clearing Corp., (0.63%, dated 7/27/16, due 8/26/16; proceeds $400,210; fully collateralized by various Common Stocks, Convertible Bonds, 0.00% due 11/15/16 - 6/1/36 and a Corporate Bond, 0.00% due 1/15/18; valued at $422,987) (Demand 8/5/16)	400,000	400,000
JP Morgan Clearing Corp., (0.79%, dated 4/15/16, due 9/21/16; proceeds $110,383; fully collateralized by various Common Stocks, Corporate Bonds, 0.00% due 8/15/16 - 1/15/44 (c) and Convertible Bonds, 0.00% due 3/1/21 - 9/30/43; valued at $116,469) (Demand 8/22/16)	110,000	110,000
JP Morgan Clearing Corp., (0.88%, dated 2/8/16, due 8/8/16; proceeds $95,422; fully collateralized by various Common Stocks and a Convertible Bond, 0.00% due 11/15/29; valued at $99,667)	95,000	95,000
JP Morgan Clearing Corp., (0.98%, dated 2/8/16, due 8/8/16; proceeds $40,198; fully collateralized by various Common Stocks and Corporate Bonds, 0.00% due 6/15/17 - 2/1/22; valued at $41,881)	40,000	40,000
JP Morgan Clearing Corp., (0.98%, dated 2/8/16, due 8/8/16; proceeds $140,693; fully collateralized by various Corporate Bonds, 0.00% due 4/15/17 - 5/15/77 (c) and a Convertible Bond, 0.00% due 9/15/32; valued at $147,996)	140,000	140,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $250,000 joint repurchase agreement, 0.35% dated 7/29/16 under Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $250,007 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/20/46; valued at $257,213)	220,000	220,000
Merrill Lynch Pierce Fenner & Smith, (0.84%, dated 4/4/16, due 8/8/16; proceeds $190,559; fully collateralized by various Common Stocks, Preferred Stocks, Convertible Preferred Stocks and a U.S. Government obligation, 1.63% due 2/15/26; valued at $198,502) (Demand 8/1/16)	190,000	190,000
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.35% dated 7/29/16 under Natixis, will repurchase the securities provided as collateral for $2,000,058 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/46; valued at $2,039,562)	350,000	350,000
Natixis, (Interest in $1,500,000 joint repurchase agreement, 0.37% dated 7/29/16 under which Natixis, will repurchase the securities provided as collateral for $1,500,046 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/46; valued at $1,539,321)	660,000	660,000

Scotia Capital USA, Inc., (0.50%, dated 7/29/16, due 8/1/16; proceeds $390,016; fully collateralized by various Corporate Bonds, 2.15% - 10.75% due 8/15/16 - 1/15/24; valued at $413,498)	390,000	390,000
SG Americas Securities, (0.52%, dated 7/29/16, due 8/1/16; proceeds $78,003; fully collateralized by various Corporate Bonds, 2.30% - 10.00% due 5/28/19 - 2/11/43; valued at $82,299)	78,000	78,000
Wells Fargo Bank NA, (Interest in $450,000 joint repurchase agreement, 0.36% dated 7/29/16 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $450,014 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/45; valued at $463,929)	400,000	400,000
Wells Fargo Securities LLC, (0.32%, dated 7/28/16, due 8/4/16; proceeds $100,006; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 10/1/30 - 5/1/46; valued at $102,956)	100,000	100,000
Wells Fargo Securities LLC, (Interest in $750,000 joint repurchase agreement, 0.36% dated 7/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,023 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/1/46; valued at $772,247)	350,000	350,000
Wells Fargo Securities LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $80,003; fully collateralized by various Corporate Bonds, 1.13% - 7.88% due 8/1/16 - 9/1/67 (c); valued at $84,002)	80,000	80,000
Wells Fargo Securities LLC, (0.40%, dated 7/29/16, due 8/1/16; proceeds $80,003; fully collateralized by various Corporate Bonds, 3.63% - 8.13% due 7/15/18 - 8/21/46; valued at $84,000)	80,000	80,000
Wells Fargo Securities LLC, (0.45%, dated 7/29/16, due 8/1/16; proceeds $25,001; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000
Wells Fargo Securities LLC, (0.45%, dated 7/29/16, due 8/1/16; proceeds $100,004; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000)	100,000	100,000
Wells Fargo Securities LLC, (0.45%, dated 7/29/16, due 8/1/16; proceeds $160,006; fully collateralized by various Common Stocks; valued at $168,000)	160,000	160,000
Wells Fargo Securities LLC, (0.93%, dated 6/1/16, due 8/30/16; proceeds $155,361; fully collateralized by various Corporate Bonds, 2.50% - 11.25% due 12/15/16 - 5/17/66; valued at $164,295)	155,000	155,000
Total Repurchase Agreements (Cost $7,110,350)		7,110,350

Tax-Exempt Instruments (0.5%)

Closed-End Investment Companies (0.5%)
Nuveen California Dividend Advantage Municipal Fund,
VRDP Ser 5 (AMT)
0.53%, 8/1/40 (b)	15,000	15,000
VRDP Ser 6 (AMT)
0.53%, 8/1/40 (b)	24,000	24,000
Western Asset Intermediate Muni Fund, Inc., VRDP Ser 1 (AMT)
0.53%, 2/25/45 (b)	20,200	20,202
Western Asset Municipal Partners Fund, Inc., VRDP Ser 1 (AMT)
0.53%, 3/11/45 (b)	12,500	12,501
Total Tax-Exempt Instruments (Cost $71,703)		71,703

Time Deposits (2.9%)

International Banks (2.9%)
DNB Bank ASA
0.30%, 8/1/16	250,000	250,000
Lloyds Bank PLC
0.30%, 8/1/16	200,000	200,000
Total Time Deposits (Cost $450,000)		450,000
Total Investments (99.2%) (Cost $15,479,789) (d)		15,479,789
Other Assets in Excess of Liabilities (0.8%)		122,863
Net Assets (100.0%)		$15,602,652

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2016.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	45.9%
Commercial Paper	22.9
Floating Rate Notes	16.3
Certificates of Deposit	11.5
Other*	3.4
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (50.1%)
ABN Amro Securities LLC, (Interest in $1,450,000 joint repurchase agreement, 0.38% dated 7/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,450,046 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 6/20/66; valued at $1,492,658)	$545,000	$545,000
Bank of America, (0.35%, dated 7/29/16, due 8/1/16; proceeds $250,007; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 4/1/45 - 7/1/45; valued at $257,756)	250,000	250,000
Bank of Montreal, (0.32%, dated 7/29/16, due 8/1/16; proceeds $155,004; fully collateralized by various U.S. Government agency securities, 0.00% - 8.28% due 8/23/16 - 7/15/37; valued at $158,130)	155,000	155,000
Bank of Montreal, (0.33%, dated 5/11/16, due 8/1/16; proceeds $200,150; fully collateralized by various U.S. Government obligations, 0.63% - 4.50% due 5/15/17 - 5/15/46; valued at $204,137)	200,000	200,000
Bank of Montreal, (0.33%, dated 7/29/16, due 8/1/16; proceeds $100,003; fully collateralized by various U.S. Government agency securities, 1.20% - 1.31% due 3/1/23 - 1/1/26; valued at $103,018)	100,000	100,000
Bank of Nova Scotia, (0.36%, dated 6/17/16, due 9/22/16; proceeds $750,723; fully collateralized by various U.S. Government agency securities, 1.75% - 6.50% due 1/1/19 - 7/1/46; valued at $772,500) (Demand 8/5/16)	750,000	750,000
Bank of Nova Scotia, (0.40%, dated 10/7/15, due 9/12/16; proceeds $411,553; fully collateralized by various U.S. Government agency securities, 1.92% - 5.00% due 10/1/25 - 7/1/46 and a U.S. Government obligation, 0.38% due 7/15/23; valued at $422,187) (Demand 8/5/16)	410,000	410,000
Bank of Nova Scotia, (0.43%, dated 8/4/15, due 8/4/16; proceeds $363,584; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 1/1/26 - 5/1/46; valued at $372,895)	362,000	362,000
Bank of Nova Scotia, (0.44%, dated 1/5/16, due 1/5/17; proceeds $863,850; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 11/1/25 - 7/1/46 and U.S. Government obligations, 0.13% - 2.38% due 4/15/18 - 5/31/18; valued at $885,558) (Demand 8/5/16)	860,000	860,000
Bank of Nova Scotia, (0.46%, dated 1/26/16, due 8/26/16; proceeds $100,271; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 2/1/21 - 7/20/46; valued at $103,034) (Demand 8/5/16)	100,000	100,000
Barclays Capital, Inc., (0.33%, dated 7/29/16, due 8/1/16; proceeds $250,007; fully collateralized by various U.S. Government obligations, 0.75% - 3.75% due 10/31/17 - 11/15/43; valued at $254,723)	250,000	250,000
BNP Paribas Securities Corp., (0.14%, dated 8/5/15, due 8/5/16; proceeds $500,732; fully collateralized by various U.S. Government agency securities, 2.50% - 7.00% due 8/25/16 - 7/15/46 and U.S. Government obligations, 0.00% - 4.88% due 8/4/16 - 2/15/45; valued at $509,844)	500,000	500,000
BNP Paribas Securities Corp., (Interest in $1,500,000 joint repurchase agreement, 0.34% dated 7/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,500,043 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/45; valued at $1,529,869)	500,000	500,000

BNP Paribas Securities Corp., (Interest in $700,000 joint repurchase agreement, 0.36% dated 7/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $700,021 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/65; valued at $720,740)	6,000	6,000
Citibank NA, (0.33%, dated 7/27/16, due 8/3/16; proceeds $500,032; fully collateralized by various U.S. Government agency securities, 0.75% - 9.00% due 8/28/17 - 4/1/56 and U.S. Government obligations 0.00% - 8.75% due 10/13/16 - 8/15/45, ; valued at $509,689)	500,000	500,000
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 0.32% dated 7/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,004 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/24; valued at $1,682,412)	675,000	675,000
Credit Agricole Corp., (0.33%, dated 7/27/16, due 8/3/16; proceeds $400,026; fully collateralized by a U.S. Government obligation, 3.75% due 11/15/18; valued at $407,898)	400,000	400,000
Credit Agricole Corp., (Interest in $1,400,000 joint repurchase agreement, 0.35% dated 7/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,400,041 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/20/66; valued at $1,439,469)	935,000	935,000
Deutsche Bank Securities, Inc., (0.38%, dated 7/29/16, due 8/1/16; proceeds $100,003; fully collateralized by a U.S. Government obligation, 2.13% due 1/31/21; valued at $102,014)	100,000	100,000
Deutsche Bank Securities, Inc., (0.38%, dated 7/29/16, due 8/1/16; proceeds $150,005; fully collateralized by various U.S. Government obligations, 1.75% - 3.63% due 2/15/20 - 1/31/23; valued at $153,011)	150,000	150,000
Deutsche Bank Securities, Inc., (0.39%, dated 7/29/16, due 8/1/16; proceeds $125,004; fully collateralized by a U.S. Government obligation, 1.38% due 8/31/20; valued at $127,705)	125,000	125,000
Federal Reserve Bank of New York, (0.25%, dated 7/29/16, due 8/1/16; proceeds $2,200,046; fully collateralized by various U.S. Government obligations, 1.75% - 8.00% due 11/30/20 - 5/15/22; valued at $2,201,326)	2,200,000	2,200,000
HSBC Securities USA, Inc., (0.31%, dated 7/29/16, due 8/1/16; proceeds $200,005; fully collateralized by a U.S. Government obligation, 1.13% due 6/30/21; valued at $204,001)	200,000	200,000
ING Financial Markets LLC, (0.32%, dated 7/28/16, due 8/4/16; proceeds $175,011; fully collateralized by various U.S. Government agency securities, 2.32% - 4.16% due 10/1/33 - 8/1/45; valued at $180,250)	175,000	175,000
ING Financial Markets LLC, (0.34%, dated 7/29/16, due 8/1/16; proceeds $300,094; fully collateralized by various U.S. Government obligations, 1.75% - 2.00% due 2/15/22 - 4/30/22; valued at $305,956)	300,085	300,085
ING Financial Markets LLC, (0.34%, dated 7/29/16, due 8/1/16; proceeds $300,117; fully collateralized by a U.S. Government obligation, 0.34% due 8/1/16; valued at $306,219)	300,108	300,108
ING Financial Markets LLC, (0.34%, dated 7/29/16, due 8/1/16; proceeds $500,022; fully collateralized by various U.S. Government obligations, 0.63% - 1.50% due 8/15/17 - 8/18/31; valued at $510,079)	500,008	500,008

ING Financial Markets LLC, (0.40%, dated 6/14/16, due 9/16/16; proceeds $100,104; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 5/1/45 - 7/1/46; valued at $103,004)	100,000	100,000
ING Financial Markets LLC, (0.43%, dated 6/20/16, due 9/22/16; proceeds $300,337; fully collateralized by various U.S. Government agency securities, 1.69% - 4.16% due 5/1/20 - 1/1/45; valued at $309,000)	300,000	300,000
ING Financial Markets LLC, (0.43%, dated 6/24/16, due 9/22/16; proceeds $75,081; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 10/1/28 - 5/1/45; valued at $77,253)	75,000	75,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $420,000 joint repurchase agreement, 0.33% dated 7/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,012 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government obligation with a maturity date of 5/15/23; valued at $428,482)	170,000	170,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $250,000 joint repurchase agreement, 0.35% dated 7/29/16 under Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $250,007 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/20/46; valued at $257,213)	30,000	30,000
Merrill Lynch Pierce Fenner & Smith, (0.38%, dated 6/17/16, due 9/23/16; proceeds $500,517; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 11/1/26 - 7/1/46; valued at $514,989) (Demand 8/5/16)	500,000	500,000
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.35% dated 7/29/16 under Natixis, will repurchase the securities provided as collateral for $2,000,058 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/46; valued at $2,039,562)	675,000	675,000
Natixis, (Interest in $1,500,000 joint repurchase agreement, 0.37% dated 7/29/16 under which Natixis, will repurchase the securities provided as collateral for $1,500,046 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/46; valued at $1,539,321)	640,000	640,000
Prudential Insurance Company of America, (0.34%, dated 7/29/16, due 8/1/16; proceeds $169,318; fully collateralized by a U.S. Government obligation, 2.88% due 8/15/45; valued at $171,870)	169,313	169,313
RBC Capital Markets LLC, (0.32%, dated 6/20/16, due 9/26/16; proceeds $250,218; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 11/15/16 - 8/15/45; valued at $254,744) (Demand 8/5/16)	250,000	250,000
RBC Capital Markets LLC, (0.34%, dated 6/16/16, due 9/22/16; proceeds $960,889; fully collateralized by various U.S. Government agency securities, 1.75% - 6.50% due 5/1/26 - 7/20/46; valued at $988,682) (Demand 8/5/16)	960,000	960,000
RBC Capital Markets LLC, (0.34%, dated 6/17/16, due 9/23/16; proceeds $455,421; fully collateralized by various U.S. Government agency securities, 1.75% - 4.50% due 6/1/26 - 8/1/46 and a U.S. Government obligation, 2.00% due 8/15/25; valued at $468,441) (Demand 8/5/16)	455,000	455,000

RBC Capital Markets LLC, (0.36%, dated 6/28/16, due 9/26/16; proceeds $700,630; fully collateralized by various U.S. Government agency securities, 2.24% - 6.00% due 4/1/26 - 7/20/46; valued at $720,824) (Demand 8/5/16)	700,000	700,000
Societe Generale, (0.32%, dated 7/26/16, due 8/2/16; proceeds $300,019; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 9/30/16 - 2/15/42; valued at $364,007)	300,000	300,000
Societe Generale, (0.34%, dated 7/29/16, due 8/1/16; proceeds $150,004; fully collateralized by various U.S. Government obligations, 0.00% - 5.50% due 1/19/17 - 5/15/44; valued at $153,346)	150,000	150,000
Societe Generale, (0.35%, dated 7/29/16, due 8/1/16; proceeds $100,003; fully collateralized by various U.S. Government agency securities, 2.10% - 4.00% due 11/30/21 - 6/20/46 and U.S. Government obligations, 0.00% - 8.75% due 7/31/16 - 1/15/25; valued at $102,600)	100,000	100,000
Societe Generale, (0.39%, dated 6/29/16, due 8/3/16; proceeds $100,038; fully collateralized by various U.S. Government obligations, 0.00% - 3.13% due 8/18/16 - 8/15/44; valued at $102,021)	100,000	100,000
Societe Generale, (0.40%, dated 6/16/16, due 9/14/16; proceeds $150,150; fully collateralized by various U.S. Government obligations, 0.00% - 2.25% due 10/13/16 - 5/15/44; valued at $153,545)	150,000	150,000
TD Securities USA LLC, (0.32%, dated 7/27/16, due 8/3/16; proceeds $125,008; fully collateralized by various U.S. Government obligations, 2.50% - 3.38% due 11/15/23 - 2/15/45; valued at $127,245)	125,000	125,000
Wells Fargo Securities LLC, (0.32%, dated 7/26/16, due 8/2/16; proceeds $175,011; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 4/1/29 - 7/1/46; valued at $180,161)	175,000	175,000
Wells Fargo Securities LLC, (0.32%, dated 7/28/16, due 8/4/16; proceeds $604,038; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 3/1/31 - 3/1/46; valued at $621,719)	604,000	604,000
Wells Fargo Securities LLC, (Interest in $750,000 joint repurchase agreement, 0.36% dated 7/29/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,023 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/1/46; valued at $772,247)	200,000	200,000
Wells Fargo Securities LLC, (0.40%, dated 6/8/16, due 9/6/16; proceeds $65,065; fully collateralized by various U.S. Government obligations, 1.38% - 1.50% due 11/30/19 - 5/31/20; valued at $66,305)	65,000	65,000
Wells Fargo Securities LLC, (0.45%, dated 6/17/16, due 9/22/16; proceeds $570,691; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 12/1/21 - 6/1/46; valued at $587,376)	570,000	570,000
Wells Fargo Securities LLC, (0.45%, dated 6/20/16, due 9/23/16; proceeds $600,713; fully collateralized by various U.S. Government agency securities, 1.02% - 5.50% due 2/1/23 - 10/1/53; valued at $617,919)	600,000	600,000
Total Repurchase Agreements (Cost $19,711,514)		19,711,514

U.S. Agency Securities (46.3%)
Federal Farm Credit Bank,
0.41%, 8/30/16 (a)	75,000	75,000
0.44%, 1/10/17 – 2/9/17 (b)	185,000	184,621
0.45%, 8/9/16 – 12/2/16 (a)	289,000	288,998
0.45%, 1/31/17 (b)	70,000	69,840
0.46%, 9/23/16 (a)	60,000	59,999

0.46%, 2/28/17 (b)	50,000	49,865
0.47%, 12/19/16 – 1/30/17 (a)	240,540	240,566
0.49%, 10/11/16 – 7/24/17 (a)	197,500	197,523
0.51%, 5/15/17 (a)	100,000	100,036
0.52%, 7/26/17 – 8/28/17 (a)	439,000	438,955
0.52%, 1/26/17 (b)	25,000	24,936
0.53%, 8/15/16 – 8/10/17 (a)	151,000	151,009
0.54%, 1/24/17 (b)	20,000	19,947
0.60%, 12/4/17 (a)	200,000	200,000
Federal Home Loan Bank,
0.40%, 9/16/16 – 10/3/16 (b)	1,358,450	1,357,672
0.44%, 9/1/16 – 9/8/16 (a)	433,500	433,500
0.45%, 9/23/16 (b)	679,000	678,554
0.46%, 8/26/16 – 2/9/17 (a)	546,000	546,000
0.47%, 11/14/16 – 2/13/17 (a)	408,000	408,000
0.48%, 11/18/16 – 11/25/16 (a)	727,000	727,000
0.48%, 2/1/17 (b)	9,204	9,181
0.49%, 8/1/16 – 5/4/17 (a)	2,358,000	2,357,955
0.50%, 7/7/17 (a)	78,000	78,000
0.50%, 12/9/16 – 12/14/16 (b)	862,000	860,410
0.51%, 11/16/16 – 12/23/16 (b)	557,800	556,732
0.51%, 2/27/17 (a)	400,000	400,000
0.51%, 5/1/17 (a)(c)	275,000	275,000
0.52%, 2/21/17 (a)	250,000	249,978
0.53%, 8/3/17 (a)(c)	160,000	160,000
0.55%, 4/28/17 (a)	75,000	75,000
0.56%, 11/1/17 (a)	85,000	85,000
0.56%, 11/30/16	225,000	224,971
0.57%, 11/25/16 (b)	111,550	111,348
0.58%, 3/23/17 (a)	457,500	457,500
0.59%, 3/22/17 (a)	455,000	455,000
0.59%, 12/2/16 (b)	300,000	299,400
0.60%, 3/14/17 (a)	250,000	250,000
0.60%, 11/30/16 (b)	125,000	124,750
0.61%, 6/14/17 (a)	300,000	300,000
0.62%, 8/21/17 (a)	179,000	178,981
0.63%, 8/23/17 – 9/13/17 (a)	310,250	310,234
0.64%, 8/25/17 (a)	100,000	99,999
0.65%, 9/1/17 (a)	204,000	204,000
0.66%, 9/7/17 (a)	75,000	75,000
Federal Home Loan Mortgage Corporation,
0.40%, 12/22/16 (b)	195,000	194,690
0.44%, 8/24/16 (a)	230,000	230,000
0.49%, 4/20/17 (a)	247,600	247,573
0.52%, 11/14/16 (a)	250,000	250,000
0.53%, 1/17/17 (b)	176,000	175,562
0.53%, 4/27/17 (a)	335,000	334,950
0.56%, 12/21/17 (a)	200,000	200,000
0.62%, 7/21/17 (a)	400,000	399,960
0.63%, 1/8/18 (a)	225,000	225,000
0.68%, 3/8/18 (a)	95,000	95,000
Federal National Mortgage Association,
0.48%, 9/8/17 – 10/5/17(a)	323,000	322,950
0.53%, 1/5/17 (b)	31,125	31,053
0.59%, 10/21/16 (a)	200,000	199,998
0.60%, 12/20/17 (a)	606,315	606,255
0.64%, 1/11/18 (a)	260,000	260,000
Total U.S. Agency Securities (Cost $18,223,451)		18,223,451

U.S. Treasury Securities (1.5%)
U.S. Treasury Notes,
0.63%, 12/31/16	295,000	295,180
0.88%, 1/31/17	200,000	200,340
3.25%, 12/31/16	100,000	101,122
Total U.S. Treasury Securities (Cost $596,642)		596,642
Total Investments (97.9%) (Cost $38,531,607) (d)(e)		38,531,607
Other Assets in Excess of Liabilities (2.1%)		820,528
Net Assets (100.0%)		$39,352,135

(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2016.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	Security is subject to delayed delivery.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	51.2%
U.S. Agency Securities	47.3
Other*	1.5
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

U.S. Agency Securities (60.0%)
Federal Farm Credit Bank,
0.40%, 11/3/16	$5,000	$5,000
0.49%, 10/11/16 (a)	2,500	2,500
0.50%, 8/26/16	500	500
0.51%, 8/4/17 (a)	2,000	1,998
0.52%, 12/28/16 (a)	7,500	7,502
0.54%, 8/29/17 (a)	2,000	2,000
0.55%, 9/19/16	500	500
Federal Farm Credit Discount Notes,
0.50%, 2/17/17 – 3/8/17(b)	6,400	6,382
0.50%, 3/8/17 (b)(c)	2,600	2,592
0.57%, 5/4/17 (b)	3,980	3,963
Federal Home Loan Bank,
0.28%, 8/5/16 (b)	35,000	34,999
0.29%, 8/2/16 (b)	3,500	3,500
0.30%, 8/8/16 – 8/26/16 (b)	40,209	40,205
0.31%, 8/3/16 – 8/18/16 (b)	12,119	12,119
0.32%, 8/10/16 – 8/31/16 (b)	106,106	106,079
0.33%, 8/1/16 – 8/19/16 (b)	6,866	6,865
0.34%, 8/4/16 (b)	1,200	1,200
0.35%, 8/15/16 (b)	400	400
0.42%, 9/7/16 (b)	424	424
0.45%, 9/21/16 (b)	300	300
0.46%, 11/16/16 (a)	25,000	25,004
0.47%, 10/3/16 (b)	200	200
0.47%, 8/18/17 (a)	4,500	4,497
0.50%, 9/28/16	10,100	10,102
0.50%, 10/4/16 (b)	250	250
0.51%, 11/25/16 (b)	450	449
0.51%, 5/1/17 (a)(c)	7,000	7,000
0.53%, 8/3/17 (a)(c)	10,000	10,000
0.54%, 9/27/16 (b)	100	100
0.63%, 12/28/16	4,850	4,853
Total U.S. Agency Securities (Cost $301,483)		301,483

U.S. Treasury Securities (8.8%)
U.S. Treasury Bills,
0.08%, 8/4/16 (d)	5,500	5,500
0.28%, 8/25/16 (d)	38,500	38,493
Total U.S. Treasury Securities (Cost $43,993)		43,993
Total Investments (68.8%) (Cost $345,476) (e)(f)		345,476
Other Assets in Excess of Liabilities (31.2%)		156,585
Net Assets (100.0%)		$502,061

(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2016.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	Security is subject to delayed delivery.
(d)	Rate shown is the yield to maturity at July 31, 2016.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	87.3%
U.S. Treasury Securities	12.7
Total Investments	100.0%

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (61.6%)
ABN Amro Securities LLC, (Interest in $850,000 joint repurchase agreement, 0.36% dated 7/29/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $850,026 on 8/1/16.The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/46; valued at $867,109)	$850,000	$850,000
Bank of Montreal, (0.31%, dated 7/29/16, due 8/1/16; proceeds $100,003; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 7/31/16 - 5/15/45; valued at $102,004)	100,000	100,000
Bank of Montreal, (0.31%, dated 7/29/16, due 8/1/16; proceeds $150,004; fully collateralized by various U.S. Government obligations, 0.00% - 3.13% due 4/15/17 - 5/15/46; valued at $152,864)	150,000	150,000
Bank of Montreal, (0.33%, dated 5/11/16, due 8/1/16; proceeds $100,075; fully collateralized by various U.S. Government obligations, 0.13% - 3.13% due 2/28/17 - 2/15/43; valued at $101,960)	100,000	100,000
Bank of Nova Scotia, (0.33%, dated 7/29/16, due 8/1/16; proceeds $94,003; fully collateralized by various U.S. Government obligations, 0.13% - 2.50% due 4/15/18 - 2/15/44; valued at $95,894)	94,000	94,000
Bank of Nova Scotia, (0.37%, dated 6/17/16, due 9/22/16; proceeds $500,500; fully collateralized by various U.S. Government obligations, 0.13% - 2.50% due 8/15/17 - 2/15/42; valued at $510,069) (Demand 8/5/16)	500,000	500,000
Bank of Nova Scotia, (0.45%, dated 1/26/16, due 8/26/16; proceeds $401,060; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 9/15/16 - 2/15/44; valued at $408,553) (Demand 8/5/16)	400,000	400,000
Barclays Capital, Inc., (0.33%, dated 7/29/16, due 8/1/16; proceeds $250,007; fully collateralized by various U.S. Government obligations, 0.63% - 3.00% due 6/30/17 - 11/15/45; valued at $255,085)	250,000	250,000
BNP Paribas Securities Corp., (Interest in $1,500,000 joint repurchase agreement, 0.34% dated 7/29/16 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,500,043 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/45; valued at $1,529,869)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (0.31%, dated 7/28/16, due 8/4/16; proceeds $450,027; fully collateralized by various U.S. Government obligations, 0.88% - 3.63% due 11/30/17 - 6/30/21; valued at $459,126)	450,000	450,000
Credit Agricole Corp., (Interest in $1,650,000 joint repurchase agreement, 0.32% dated 7/29/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,650,004 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/24; valued at $1,682,412)	975,000	975,000
Deutsche Bank Securities, Inc., (0.38%, dated 7/29/16, due 8/1/16; proceeds $350,011; fully collateralized by various U.S. Government obligations, 0.88% - 1.75% due 4/15/19 - 3/31/22; valued at $357,422)	350,000	350,000
Deutsche Bank Securities, Inc., (0.38%, dated 7/29/16, due 8/1/16; proceeds $450,014; fully collateralized by various U.S. Government obligations, 1.13% - 3.00% due 12/31/19 - 11/15/44; valued at $460,109)	450,000	450,000

Federal Reserve Bank of New York, (0.25%, dated 7/29/16, due 8/1/16; proceeds $1,525,032; fully collateralized by various U.S. Government obligations, 1.75% - 8.00% due 11/15/21 - 5/15/22; valued at $1,523,495)	1,525,000	1,525,000
HSBC Securities USA, Inc., (0.31%, dated 7/29/16, due 8/1/16; proceeds $250,006; fully collateralized by various U.S. Government obligations, 1.13% - 2.00% due 2/28/21 - 11/30/22; valued at $255,005)	250,000	250,000
HSBC Securities USA, Inc., (0.31%, dated 7/29/16, due 8/1/16; proceeds $750,019; fully collateralized by various U.S. Government obligations, 0.39% - 4.75% due 4/30/17 - 2/15/41; valued at $765,005)	750,000	750,000
ING Financial Markets LLC, (0.34%, dated 7/29/16, due 8/1/16; proceeds $550,090; fully collateralized by a U.S. Government obligation, 0.63% due 8/17/31; valued at $561,272)	550,074	550,074
Merrill Lynch Pierce Fenner & Smith, (Interest in $420,000 joint repurchase agreement, 0.33% dated 7/29/16 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,012 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government obligation with a maturity date of 5/15/23; valued at $428,482)	250,000	250,000
Natixis, (Interest in $2,000,000 joint repurchase agreement, 0.35% dated 7/29/16 under Natixis, will repurchase the securities provided as collateral for $2,000,058 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/46; valued at $2,039,562)	975,000	975,000
Prudential Insurance Company of America, (0.34%, dated 7/29/16, due 8/1/16; proceeds $214,006; fully collateralized by a U.S. Government obligation, 0.01% due 8/15/45; valued at $219,120)	214,000	214,000
RBC Capital Markets LLC, (0.32%, dated 6/20/16, due 9/26/16; proceeds $170,148; fully collateralized by various U.S. Government obligations, 1.50% - 2.50% due 2/15/22 - 8/15/23; valued at $173,622) (Demand 8/5/16)	170,000	170,000
Societe Generale, (0.32%, dated 7/26/16, due 8/2/16; proceeds $700,044; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 8/18/16 - 5/15/46; valued at $713,958)	700,000	700,000
Societe Generale, (0.34%, dated 7/29/16, due 8/1/16; proceeds $250,007; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 7/31/16 - 5/15/44; valued at $255,153)	250,000	250,000
Societe Generale, (0.39%, dated 6/29/16, due 8/3/16; proceeds $50,019; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 8/18/16 - 5/15/44; valued at $51,044)	50,000	50,000
Societe Generale, (0.39%, dated 7/6/16, due 9/6/16; proceeds $50,034; fully collateralized by various U.S. Government obligations, 0.00% - 3.00% due 8/18/16 - 8/15/44; valued at $50,929)	50,000	50,000
Societe Generale, (0.40%, dated 6/16/16, due 9/14/16; proceeds $75,075; fully collateralized by various U.S. Government obligations, 0.00% - 2.75% due 8/18/16 - 11/15/24; valued at $76,564)	75,000	75,000
Societe Generale, (0.42%, dated 6/17/16, due 9/22/16; proceeds $50,057; fully collateralized by various U.S. Government obligations, 0.00% - 2.75% due 8/18/16 - 11/15/24; valued at $51,045)	50,000	50,000
TD Securities USA LLC, (0.30%, dated 7/27/16, due 8/3/16; proceeds $125,007; fully collateralized by various U.S. Government obligations, 0.75% - 4.38% due 11/30/17 - 5/15/46; valued at $127,644)	125,000	125,000

Wells Fargo Bank NA, (Interest in $550,000 joint repurchase agreement, 0.34% dated 7/29/16 under Wells Fargo Bank NA, will repurchase the securities provided as collateral for $550,016 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/29/20; valued at $560,460)	550,000	550,000
Wells Fargo Securities LLC, (Interest in $250,000 joint repurchase agreement, 0.34% dated 7/29/16 under Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,007 on 8/1/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/25; valued at $254,611)	250,000	250,000
Wells Fargo Securities LLC, (0.40%, dated 6/8/16, due 9/6/16; proceeds $25,025; fully collateralized by a U.S. Government obligation, 1.63% due 7/31/20; valued at $25,498)	25,000	25,000
Wells Fargo Securities LLC, (0.42%, dated 6/17/16, due 9/22/16; proceeds $570,645; fully collateralized by various U.S. Government obligations, 1.50% - 4.88% due 8/15/16 - 1/31/22; valued at $580,684)	570,000	570,000
Wells Fargo Securities LLC, (0.42%, dated 6/20/16, due 9/23/16; proceeds $245,272; fully collateralized by various U.S. Government obligations, 0.25% - 3.25% due 1/31/17 - 1/15/25; valued at $249,781)	245,000	245,000
Total Repurchase Agreements (Cost $13,293,074)		13,293,074

U.S. Treasury Securities (33.2%)
U.S. Treasury Bills,
0.46%, 8/25/16 (a)	55,000	54,983
0.47%, 8/4/16(a)	410,000	409,984
U.S. Treasury Notes,
0.37%, 10/31/16 (b)	115,000	114,983
0.39%, 4/30/17 (b)	517,000	516,641
0.49%, 10/31/17 (b)	705,000	704,468
0.49%, 7/31/18 (b)(c)	125,000	125,000
0.50%, 9/30/16	90,000	90,000
0.51%, 4/30/18 (b)	1,500,000	1,500,083
0.52%, 8/31/16	75,000	75,029
0.59%, 1/31/18 (b)	353,000	353,421
0.63%, 12/15/16 – 12/31/16	530,000	530,393
0.88%, 11/30/16 – 2/28/17	914,000	915,812
2.75%, 11/30/16	332,000	334,470
3.00%, 8/31/16 – 9/30/16	416,000	417,256
3.13%, 1/31/17 – 4/30/17	160,000	162,818
3.25%, 12/31/16	527,000	533,064
4.63%, 2/15/17	190,000	194,247
4.88%, 8/15/16	150,000	150,251
Total U.S. Treasury Securities (Cost $7,182,903)		7,182,903
Total Investments (94.8%) (Cost $20,475,977) (d)(e)		20,475,977
Other Assets in Excess of Liabilities (5.2%)		1,116,214
Net Assets (100.0%)		$21,592,191

(a)	Rate shown is the yield to maturity at July 31, 2016.
(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2016.
(c)	Security is subject to delayed delivery.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	64.9%
U.S. Treasury Securities	35.1
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

U.S. Treasury Securities (94.1%)
U.S. Treasury Bills,
0.27%, 8/25/16 (a)	$4,395,000	$4,394,223
0.28%, 8/18/16 (a)	1,291,600	1,291,432
0.29%, 8/11/16 (a)	480,000	479,962
0.30%, 8/4/16 (a)	898,000	897,977
0.48%, 9/29/16 (a)	585,000	584,545
0.52%, 9/15/16 (a)	200,000	199,872
U.S. Treasury Notes,
0.34%, 8/31/16	405,816	406,033
0.37%, 10/31/16 (b)	345,000	345,019
0.38%, 9/30/16 – 10/31/16	560,000	560,501
0.39%, 4/30/17 (b)	483,000	482,644
0.40%, 1/31/17 (b)	100,000	100,012
0.49%, 10/31/17 (b)	534,000	533,592
0.49%, 7/31/18 (b)(c)	75,000	75,000
0.50%, 8/31/16 – 1/31/17	694,000	694,082
0.51%, 4/30/18 (b)	700,000	700,032
0.59%, 1/31/18 (b)	372,000	372,447
0.63%, 11/15/16 – 12/31/16	460,000	460,351
0.88%, 11/30/16 – 2/28/17	1,190,000	1,191,972
2.75%, 11/30/16	525,000	528,955
3.00%, 8/31/16 – 9/30/16	2,031,000	2,038,574
3.13%, 10/31/16 – 1/31/17	365,000	367,803
3.25%, 12/31/16	470,000	475,404
4.63%, 11/15/16 – 2/15/17	490,000	496,927
4.88%, 8/15/16	89,000	89,157
Total Investments (94.1%) (Cost $17,766,516) (d)(e)		17,766,516
Other Assets in Excess of Liabilities (5.9%)		1,107,512
Net Assets (100.0%)		$18,874,028

(a)	Rate shown is the yield to maturity at July 31, 2016.
(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2016.
(c)	Security is subject to delayed delivery.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2016 (unaudited)

	Face Amount (000)	Value (000)

Tax-Exempt Instruments (96.2%)

Weekly Variable Rate Bonds (56.4%)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.43%, 6/1/41	$3,000	$3,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
0.45%, 11/1/35	2,695	2,695
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.44%, 4/1/38	6,380	6,380
Gainesville, FL, Utilities System 2007 Ser A
0.45%, 10/1/36	3,000	3,000
Houston, TX, Combined Utility System First Lien Ser 2004 B-5
0.45%, 5/15/34	2,000	2,000
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-7
0.42%, 1/1/29	2,800	2,800
Metropolitan Transportation Authority, NY,
Transportation Ser 2012 G-2
0.43%, 11/1/32	1,900	1,900
Transportation Ser 2015 E-3
0.43%, 11/15/50	1,500	1,500
New York City Municipal Water Finance Authority, NY, 2000 Ser C
0.45%, 6/15/33	1,700	1,700
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2010 Ser F Subser F-5
0.44%, 2/1/35	3,400	3,400
Future Tax Fiscal 2013 Ser C-5
0.43%, 11/1/41	2,000	2,000
New York City, NY, Fiscal 2012 Subser G-3
0.43%, 4/1/42	2,300	2,300
North Texas Tollway Authority, TX, Ser 2009 D
0.45%, 1/1/49	1,300	1,300
Orlando Utilities Commission, FL, Utility System Ser 2008-2
0.43%, 10/1/33	2,300	2,300
University of Texas Regents,
Financing System Ser 2007 B
0.44%, 8/1/34	1,800	1,800
Permanent University Fund Ser 2008 A
0.44%, 7/1/37	3,070	3,070
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C
0.45%, 5/15/39 (a)	3,190	3,190
		44,335
Daily Variable Rate Bonds (35.4%)
East Baton Rouge Parish, LA, Exxon Mobil Corporation Ser 2010 A
0.34%, 8/1/35	2,000	2,000
Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012
0.34%, 11/1/41	1,600	1,600
JP Morgan Chase & Co., LA, Louisiana Ser 2016-A BANs Outters Ser 5006
0.37%, 9/15/16 (a)	2,100	2,100
JP Morgan Chase & Co., MA, 2015 Ser C PUTTERs Ser 5005
0.39%, 6/1/18 (a)	1,000	1,000

JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323
0.43%, 12/1/17 (a)	1,000	1,000
Metropolitan Transportation Authority, NY,
Dedicated Tax Ser 2008 A-1
0.38%, 11/1/31	2,600	2,600
Ser 2005 E Subser E-1
0.38%, 11/1/35	2,900	2,900
Transportation Ser 2015 E-1
0.40%, 11/15/50	1,000	1,000
Mississippi Business Finance Corporation,
Chevron USA Ser 2007 A
0.35%, 12/1/30	1,000	1,000
Chevron USA Ser 2010 G
0.35%, 11/1/35	2,000	2,000
Chevron USA Ser 2010 K
0.40%, 11/1/35	1,000	1,000
Nassau County Industrial Development Agency, NY, Cold Spring Harbor Laboratory Ser 1999
0.32%, 1/1/34	2,000	2,000
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2010 Ser G Subser G-5
0.44%, 5/1/34	1,400	1,400
Future Tax Fiscal 2016 Ser A Subser A-4
0.35%, 8/1/41	1,300	1,300
Triborough Bridge & Tunnel Authority, NY,
Ser 2002 F
0.39%, 11/1/32	3,000	3,000
Ser 2005 B-2
0.35%, 1/1/32	1,900	1,900
		27,800

Closed-End Investment Company (4.4%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2
0.50%, 12/1/40 (a)	3,500	3,500
Total Investments (96.2%) (Cost $75,635) (b)		75,635
Other Assets in Excess of Liabilities (3.8%)		2,955
Net Assets (100.0%)		$78,590

(a)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	58.6%
Daily Variable Rate Bonds	36.8
Closed-End Investment Company	4.6
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$28,900	36.8%
Texas	9,770	12.4
District of Columbia	6,380	8.1
Florida	5,300	6.8
Louisiana	4,100	5.2
Mississippi	4,000	5.1
Massachusetts	3,800	4.8
Other	3,500	4.4
Utah	3,190	4.1
California	3,000	3.8
Colorado	2,695	3.4
Pennsylvania	1,000	1.3
	$75,635	96.2%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • July 31, 2016 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of July 31, 2016.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$403,974	$—	$403,974
Commercial Paper	—	695,691	—	695,691
Corporate Bond	—	19,409	—	19,409
Floating Rate Notes	—	396,230	—	396,230
Repurchase Agreements	—	2,088,500	—	2,088,500
Time Deposits	—	370,000	—	370,000
Total Assets	$—	$3,973,804	$—	$3,973,804

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,771,000	$—	$1,771,000
Commercial Paper	—	3,550,708	—	3,550,708
Floating Rate Notes	—	2,526,028	—	2,526,028
Repurchase Agreements	—	7,110,350	—	7,110,350
Tax-Exempt Instruments
Closed-End Investment Companies	—	71,703	—	71,703
Time Deposits	—	450,000	—	450,000
Total Assets	$—	$15,479,789	$—	$15,479,789

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$19,711,514	$—	$19,711,514
U.S. Agency Securities	—	18,223,451	—	18,223,451
U.S. Treasury Securities	—	596,642	—	596,642
Total Assets	$—	$38,531,607	$—	$38,531,607

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$301,483	$—	$301,483
U.S. Treasury Securities	—	43,993	—	43,993
Total Assets	$—	$345,476	$—	$345,476

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$13,293,074	$—	$13,293,074
U.S. Treasury Securities	—	7,182,903	—	7,182,903
Total Assets	$—	$20,475,977	$—	$20,475,977

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$17,766,516	$—	$17,766,516
Total Assets	$—	$17,766,516	$—	$17,766,516

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$44,335	$—	$44,335
Daily Variable Rate Bonds	—	27,800	—	27,800
Closed-End Investment Company	—	3,500	—	3,500
Total Assets	$—	$75,635	$—	$75,635

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2016, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2016